Consolidated Statements Of Equity (USD $) In Millions, except Share data	Common Stock Shares [Member]	Preferred Stock [Member] Pacific Gas And Electric Company [Member] USD ($)	Common Stock Amount [Member] Pacific Gas And Electric Company [Member] USD ($)	Common Stock Amount [Member] USD ($)	Additional Paid-In Capital [Member] Pacific Gas And Electric Company [Member] USD ($)	Reinvested Earnings [Member] Pacific Gas And Electric Company [Member] USD ($)	Reinvested Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Pacific Gas And Electric Company [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Shareholders' Equity [Member] Pacific Gas And Electric Company [Member] USD ($)	Total Shareholders' Equity [Member] USD ($)	Noncontrolling Interest - Preferred Stock Of Subsidiary [Member] USD ($)	Comprehensive Income [Member] Pacific Gas And Electric Company [Member] USD ($)	Comprehensive Income [Member] USD ($)	Pacific Gas And Electric Company [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008		$ 258	$ 1,322	$ 5,984	$ 2,331	$ 6,092	$ 3,614	$ (216)	$ (221)	$ 9,787	$ 9,377	$ 252				$ 9,629
Balance, in shares at Dec. 31, 2008	362,346,685
Net income						1,250				1,250			1,250		1,250	1,234
Income available for common shareholders							1,220				1,220			1,220	1,236	1,220
Employee benefit plan adjustment (net of income tax benefit)								62	61	62	61		62	61		61
Comprehensive income													1,312	1,281
Equity contribution					718					718					718
Common stock issued, net				269							269					269
Common stock issued, net, shares	8,925,772
Stock-based compensation amortization				20							20					20
Common stock dividends declared but not yet paid							(157)				(157)					(157)
Common stock dividends declared and paid						(624)	(464)			(624)	(464)					(464)
Preferred stock dividend						(14)				(14)
Tax benefit from employee stock plans				7	6					6	7					7
Balance at Dec. 31, 2009		258	1,322	6,280	3,055	6,704	4,213	(154)	(160)	11,185	10,333	252				10,585
Balance, in shares at Dec. 31, 2009	371,272,457
Net income						1,121	1,113			1,121	1,113		1,121	1,113	1,121	1,113
Income available for common shareholders															1,107	1,099
Employee benefit plan adjustment (net of income tax benefit)								(41)	(42)	(41)	(42)		(41)	(42)		(42)
Comprehensive income													1,080	1,071
Equity contribution					190					190					190
Common stock issued, net				568							568					568
Common stock issued, net, shares	23,954,748
Stock-based compensation amortization				34							34					34
Common stock dividends declared but not yet paid																(183)
Common stock dividends declared							(706)				(706)					(706)
Common stock dividends declared and paid						(716)				(716)
Preferred stock dividend						(14)				(14)
Tax benefit from employee stock plans				(4)	(4)					(4)	(4)					(4)
Preferred stock dividend requirement of subsidiary							(14)				(14)					(14)
Balance at Dec. 31, 2010		258	1,322	6,878	3,241	7,095	4,606	(195)	(202)	11,721	11,282	252				11,534
Balance, in shares at Dec. 31, 2010	395,227,205														264,374,809	395,227,205
Net income						845	858			845	858		845	858	845	858
Income available for common shareholders															831	844
Employee benefit plan adjustment (net of income tax benefit)								(7)	(11)	(7)	(11)		(7)	(11)		(11)
Comprehensive income													838	847
Equity contribution					555					555					555
Common stock issued, net				686							686					686
Common stock issued, net, shares	17,029,877
Stock-based compensation amortization				37							37					37
Common stock dividends declared but not yet paid																(188)
Common stock dividends declared							(738)				(738)					(738)
Common stock dividends declared and paid						(716)				(716)
Preferred stock dividend						(14)				(14)
Tax benefit from employee stock plans				1							1					1
Preferred stock dividend requirement of subsidiary							(14)				(14)					(14)
Balance at Dec. 31, 2011		$ 258	$ 1,322	$ 7,602	$ 3,796	$ 7,210	$ 4,712	$ (202)	$ (213)	$ 12,384	$ 12,101	$ 252				$ 12,353
Balance, in shares at Dec. 31, 2011	412,257,082														264,374,809	412,257,082